Financial Income and Expenses - Additional Information (Detail) € / shares in Units, € in Thousands				12 Months Ended
	Aug. 30, 2022 EUR (€) shares € / shares	Jul. 29, 2022 EUR (€)	Jul. 27, 2022 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€)	Aug. 31, 2024 € / shares	Jun. 30, 2023 € / shares
Disclosure Of Detailed Information About Financial Income Expenses [Line Items]
Change in fair value of derivative warrant liabilities				€ 1,081	€ 6,476	€ 80,748
Par value per share | € / shares					€ 3.05		€ 1.24	€ 2.58
Electromaps, S.L.
Disclosure Of Detailed Information About Financial Income Expenses [Line Items]
Price of transaction			€ 1,799
Change in fair value of derivative warrant liabilities			€ 2,002
Electromaps, S.L. | Major business combination [member]
Disclosure Of Detailed Information About Financial Income Expenses [Line Items]
Percentage Of Remaining Voting Equity Interests Acquired			49.00%
Percentage Of Voting Equity Interests Acquired			100.00%
Payments to acquire business combination	€ 150	€ 150
Number of instruments or interests issued or issuable | shares	163,861
Par value per share | € / shares	€ 0.12